TRADE PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES
	December 31, 2023	December 31, 2022
Trade payables	$157,705	$40,241
VAT, income and dividend taxes payable	28,027	43,703
Salaries payable	72,783	70,417
	$258,515	$154,361